Expenses by nature (Details 2) (Detail) - BRL (R$) R$ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Depreciation [Abstract]
Cost of sales and services		R$ (5,749)	R$ (634)	R$ (8,976)	R$ (1,145)
Selling expenses		(7)	(1)	(14)	(3)
Administrative expenses		(1,058)	(318)	(1,723)	(606)
Total		(6,814)	(953)	(10,713)	(1,754)
Amortization
Cost of sales and services		(16,443)	(21,398)	(41,799)	(40,198)
Administrative expenses		(332)	(161)	(673)	(301)
Total		(16,775)	(21,559)	(42,472)	(40,499)
PIS and COFINS credits	[1]	1,875	1,972	5,050	3,705
Depreciation and amortization expense, net		R$ (21,714)	R$ (20,541)	R$ (48,135)	R$ (38,548)

[1]	PagSeguro Brazil has a tax benefit on PIS and COFINS that allows it to reduce the depreciation and amortization expenses when incurred. This tax benefit is recognized directly as a reduction of depreciation and amortization expense.